JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 96.6%

Apartments — 30.7%
American Homes 4 Rent, Class A, REIT	2,471	94,083
Camden Property Trust, REIT	381	47,815
Equity LifeStyle Properties, Inc., REIT	726	51,446
Essex Property Trust, Inc., REIT	264	77,974
Invitation Homes, Inc., REIT	3,228	117,093
Mid-America Apartment Communities, Inc., REIT	504	81,060
Sun Communities, Inc., REIT	482	80,750
UDR, Inc., REIT	2,333	111,132

		661,353

Diversified — 14.6%
Digital Realty Trust, Inc., REIT	309	46,905
Equinix, Inc., REIT	217	160,073
VICI Properties, Inc., REIT(a)	1,876	58,389
WP Carey, Inc., REIT	643	48,522

		313,889

Health Care — 9.2%
Healthcare Realty Trust, Inc., REIT	483	14,663
Ventas, Inc., REIT	1,667	92,435
Welltower, Inc., REIT	1,233	92,224

		199,322

Hotels — 7.5%
DiamondRock Hospitality Co., REIT*	4,047	39,173
Host Hotels & Resorts, Inc., REIT*	4,734	81,288
Pebblebrook Hotel Trust, REIT	1,898	42,410

		162,871

Industrial — 10.5%
Americold Realty Trust, REIT	1,022	38,869
Prologis, Inc., REIT	1,293	152,325
Rexford Industrial Realty, Inc., REIT	663	36,640

		227,834

Office — 9.8%
Alexandria Real Estate Equities, Inc., REIT	112	19,896
Columbia Property Trust, Inc., REIT	547	9,569
Corporate Office Properties Trust, REIT	476	13,132
Cousins Properties, Inc., REIT	1,344	49,841
JBG SMITH Properties, REIT	1,638	52,750
Kilroy Realty Corp., REIT	950	66,732

		211,920

Regional Malls — 0.9%
Simon Property Group, Inc., REIT	157	20,140

Shopping Centers — 11.1%
Brixmor Property Group, Inc., REIT	2,471	56,123
Federal Realty Investment Trust, REIT	355	40,591
Kimco Realty Corp., REIT	2,845	60,619
Weingarten Realty Investors, REIT	2,518	82,527

		239,860

Storage — 2.3%
Public Storage, REIT	174	49,248

TOTAL COMMON STOCKS (Cost $1,532,912)		2,086,437

SHORT-TERM INVESTMENTS — 5.3%

INVESTMENT COMPANIES — 3.4%
JPMorgan Prime Money Market Fund Class IM Shares, 0.07%(b)(c)(Cost $73,466)	73,429	73,466

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.11%(b)(c)	36,996	37,000
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c)	4,957	4,957

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $41,957)		41,957

TOTAL SHORT-TERM INVESTMENTS (Cost $115,423)		115,423

Total Investments — 101.9% (Cost $1,648,335)		2,201,860
Liabilities in Excess of Other Assets — (1.9)%		(41,656)

Net Assets — 100.0%		2,160,204

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust
(a)	The security or a portion of this security is on loan at May 31, 2021. The total value of securities on loan at May 31, 2021 is $41,465.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of May 31, 2021.
*	Non-income producing security.

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,201,860	$–	$–	$2,201,860

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended May 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at May 31, 2021	Shares at May 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07%(a)(b)	$21,034	$258,723	$206,289	$(2)	$—	(c)	$73,466	73,429	$6		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.11%(a)(b)	—	120,000	83,000	— (c)	—		37,000	36,996	4		—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	—	19,387	14,430	—	—		4,957	4,957	—	(c)	—

Total	$21,034	$398,110	$303,719	$(2)	$—	(c)	$115,423		$10		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2021.
(c)	Amount rounds to less than one thousand.